Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 11	Income taxes

In connection with the Merger, as discussed in Note 1, the Company terminated its S-Corporation status and became a taxable entity (“C Corporation”) on November 8, 2018. The consolidated statements of income present unaudited pro forma statements of income for the year to date and for prior year period. The pro-forma provision for income taxes excludes information related to the Company’s VIE.

Allocation of federal and state income taxes between current and deferred portions is as follows:

Components of Tax Expense	December 31, 2018	December 31, 2018 (Pro forma)	December 31, 2017 (Pro Forma)

Current - Federal	-	-	-
Current - State	3,004	3,004	-
Deferred - Federal	-	-	246,793
Deferred - State	-	-	23,842

Income Tax Provision/(Benefit)	3,004	3,004	270,635

Federal income tax expense differs from the statutory federal rates of 21% for the year ended December 31, 2018 and 34% for the year ended December 31, 2017 due to the following:

Rate Reconciliation	December 31, 2018		December 31, 2018 (Pro forma)		December 31, 2017 (Pro Forma)

Pre-Tax Book Income	(1,939,482)		(2,260,364)		393,872

Provision/(Benefit) at Statutory Rate	(407,291)	21.00%	(474,676)	21.00%	133,917	34.00%
State Tax Provision/(Benefit) net of federal benefit	(46,706)	4.03%	(57,336)	4.03%	16,665	3.61%
Permanent Book/Tax Differences	163,916	-8.45%	175,909	-7.78%	23,212	5.89%
Change in Tax Rate	-	0.00%	-	0.00%	102,745	26.09%
Employee Retention Credit	-	0.00%	(6,484)	0.29%	(6,484)	-1.65%
Change in valuation allowance	290,454	-14.98%	423,761	-18.75%	-	0.00%
Other	2,631	-0.14%	(58,170)	2.57%	580	0.15%

Income Tax Provision/(Benefit)	3,004	1.47%	3,004	1.36%	270,635	68.09%

The components of the net deferred tax asset at December 31, 2018, are as follows:

December 31, 2018
Deferred Tax Assets
263A Unicap	29,233
Fixed Assets	(4,408)
Charitable Contribution Carryforward	-
Business Interest Limitation	36,969
Employee Retention Bonus	-
Stock based compensation	106,015
Federal Net Operating loss	109,380
State Net Operating Loss	20,612
Total Deferred Tax Assets	297,801

Deferred Tax Liabilities
Intangibles	(7,347)
Inventory Reserve	-
Total Deferred Tax Liability	(7,347)

Net Deferred Tax Asset/(Liability)	290,454

Valuation Allowance	(290,454)

Net Deferred Tax Asset/(Liability)	-

Tax periods for all fiscal years after 2014 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject. As of December 31, 2018, the Company has federal net operating loss of $520,857 to be carried forward indefinitely.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be recognized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2018.

As of December 31, 2018, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as income tax expenses. No interest or penalties were recorded during the years ended December 31, 2018.